4-Other Receivables	12 Months Ended
Dec. 31, 2011
4-Other Receivables [Text Block]
4—OTHER RECEIVABLES

Other receivables consist of the following:
	December 31,
	2011	2010
Value-added taxes receivable	220	221
Research and development tax credit receivable from the French State	426	327
Personnel advances	37	47
Other receivables from the French State	-	-
Others	37	55
Total	720	650